Inventory - Summary of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories [Line Items]
Inventory	$ 29,503	$ 25,613
Harvested Cannabis
Disclosure Of Inventories [Line Items]
Inventory	22,710	20,358
Cannabis Supplies and Consumables
Disclosure Of Inventories [Line Items]
Inventory	4,361	5,255
Retail
Disclosure Of Inventories [Line Items]
Inventory	2,397	0
Millwork
Disclosure Of Inventories [Line Items]
Inventory	$ 35	$ 0